Unaudited Quarterly Financial Data (Summary Of Unaudited Quarterly Consolidated Income Statement) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Abstract]
OPERATING REVENUES	$ 1,187.1	$ 1,162.2	$ 1,130.3	$ 1,040.3	$ 973.1	$ 1,013.9	$ 965.7	$ 916.5	$ 4,519.9	$ 3,869.2	$ 2,599.2
Contract drilling (exclusive of depreciation)	538.8	534.3	527.2	479.8	450.5	434.1	423.4	439.9	2,080.1	1,747.9	1,286.1
Depreciation	135.7	132.6	132.0	127.9	123.0	121.2	115.5	116.4	528.2	476.1	357.6
General and administrative	35.2	37.4	36.4	37.8	35.0	40.2	35.5	38.2	146.8	148.9	158.6
OPERATING INCOME	477.4	457.9	434.7	394.8	364.6	418.4	391.3	322.0	1,764.8	1,496.3	796.9
Other income (expense), net	(28.9)	(1.6)	(39.8)	(29.8)	(21.7)	(25.5)	(24.7)	(26.7)	(100.1)	(98.6)	(57.9)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	448.5	456.3	394.9	365.0	342.9	392.9	366.6	295.3	1,664.7	1,397.7	739.0
Provision for income taxes	48.0	65.4	48.5	50.8	120.6	44.3	40.4	32.8	212.7	238.1	111.6
Income from continuing operations	400.5	390.9	346.4	314.2	222.3	348.6	326.2	262.5	1,452.0	1,159.6	627.4
DISCONTINUED OPERATIONS, NET	(36.5)	(9.5)	16.2	5.7	(1.1)	(3.2)	16.5	4.9	(24.1)	17.1	(21.8)
NET INCOME	364.0	381.4	362.6	319.9	221.2	345.4	342.7	267.4	1,427.9	1,176.7	605.6
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2.6)	(2.6)	(1.7)	(2.8)	(1.7)	(1.9)	(1.4)	(2.0)	(9.7)	(7.0)	(5.2)
NET INCOME ATTRIBUTABLE TO ENSCO	$ 361.4	$ 378.8	$ 360.9	$ 317.1	$ 219.5	$ 343.5	$ 341.3	$ 265.4	$ 1,418.2	$ 1,169.7	$ 600.4
EARNINGS PER SHARE - BASIC
Continuing operations	$ 1.71	$ 1.66	$ 1.48	$ 1.34	$ 0.95	$ 1.49	$ 1.40	$ 1.13	$ 6.19	$ 4.97	$ 3.20
Discontinued operations	$ (0.16)	$ (0.04)	$ 0.07	$ 0.02	$ (0.01)	$ (0.01)	$ 0.07	$ 0.02	$ (0.11)	$ 0.08	$ (0.11)
Total earnings per share - basic	$ 1.55	$ 1.62	$ 1.55	$ 1.36	$ 0.94	$ 1.48	$ 1.47	$ 1.15	$ 6.08	$ 5.05	$ 3.09
EARNINGS PER SHARE - DILUTED
Continuing operations	$ 1.70	$ 1.66	$ 1.48	$ 1.34	$ 0.95	$ 1.49	$ 1.40	$ 1.13	$ 6.18	$ 4.97	$ 3.19
Discontinued operations	$ (0.16)	$ (0.04)	$ 0.07	$ 0.02	$ (0.01)	$ (0.01)	$ 0.07	$ 0.02	$ (0.11)	$ 0.07	$ (0.11)
Total earnings per share - diluted	$ 1.54	$ 1.62	$ 1.55	$ 1.36	$ 0.94	$ 1.48	$ 1.47	$ 1.15	$ 6.07	$ 5.04	$ 3.08